Investment Strategy - AB DISCOVERY GROWTH FUND, INC.	Jun. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]
The Fund invests primarily in a diversified portfolio of equity securities with relatively smaller capitalizations as compared to the overall U.S. market. The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small- and mid‑capitalization companies meeting the Adviser’s growth criteria. For purposes of this policy, companies meeting the Adviser’s growth criteria are those companies with securities included in any one of the following indexes: the MSCI ACWI IMI Growth, the Russell 3000® Growth Index, and the Morningstar Global All‑Cap Growth TME. Also, for purposes of this policy, small- and mid‑capitalization companies are those companies falling within the lowest 25% of the total U.S. equity market capitalization (excluding, for purposes of this calculation, companies with market capitalizations of less than $10 million). As of June 30, 2026, there were approximately 3,109 companies within the lowest 25% of the total U.S. equity market capitalization (excluding companies with market capitalizations of less than $10 million) with market capitalizations ranging from $10 million to $69.7 billion. Because the Fund’s definition of small- and mid‑capitalization companies is dynamic, the limits on market capitalization will change with the markets.
The Fund may invest in any company and industry and in any type of equity security with potential for capital appreciation. It invests in well-known and established companies and in new and less-seasoned companies. The Fund’s investment policies emphasize investments in companies that are demonstrating improving financial results and a favorable earnings outlook. The Fund may invest in foreign securities.
When selecting securities, the Adviser typically seeks companies that have strong, experienced management teams, strong market positions, and the potential to support greater than expected earnings growth rates. In making specific investment decisions for the Fund, the Adviser combines fundamental and quantitative analysis in its stock selection process.
The Fund invests principally in equity securities but may also invest in other types of securities. The Fund, at times, invests in shares of exchange-traded funds (“ETFs”) in lieu of making direct investments in securities. ETFs may provide more efficient and economical exposure to the types of companies and geographic locations in which the Fund seeks to invest than direct investments. The Fund may also invest up to 20% of its total assets in rights and warrants.
The Fund may enter into derivatives transactions, such as options, futures contracts, forwards and swaps to manage risk and to seek to generate additional returns. The Fund may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, including on individual securities and stock indices, futures contracts (including futures contracts on individual securities and stock indices) or shares of ETFs. These transactions may be used, for example, in an effort to earn extra income, to adjust exposure to individual securities or markets, or to protect all or a portion of the Fund’s portfolio from a decline in value, sometimes within certain ranges.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of this policy, companies meeting the Adviser’s growth criteria are those companies with securities included in any one of the following indexes: the MSCI ACWI IMI Growth, the Russell 3000® Growth Index, and the Morningstar Global All‑Cap Growth TME. Also, for purposes of this policy, small- and mid‑capitalization companies are those companies falling within the lowest 25% of the total U.S. equity market capitalization (excluding, for purposes of this calculation, companies with market capitalizations of less than $10 million). As of June 30, 2026, there were approximately 3,109 companies within the lowest 25% of the total U.S. equity market capitalization (excluding companies with market capitalizations of less than $10 million) with market capitalizations ranging from $10 million to $69.7 billion. Because the Fund’s definition of small- and mid‑capitalization companies is dynamic, the limits on market capitalization will change with the markets.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	For purposes of this policy, companies meeting the Adviser’s growth criteria are those companies with securities included in any one of the following indexes: the MSCI ACWI IMI Growth, the Russell 3000® Growth Index, and the Morningstar Global All‑Cap Growth TME.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small- and mid‑capitalization companies meeting the Adviser’s growth criteria.